SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	€ 29,836	€ 43,471	€ 63,136	€ 47,183
Decrease in cash and cash equivalents	€ (13,635)	(19,665)	15,952
Goods standard warranty term	one to two years
Short term investment	€ 0
Accounts receivable, writeoff	€ 0	1
Derivatives	0
Maximum treasury shares as percentage of total shares issued	10.00%
Warranty expense	€ 52	134	112
Advertising expense	€ 1,740	€ 1,352	€ 929